Other payables and accruals (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued payroll	¥ 196,693	¥ 129,271
Accrued expenses	49,304	36,668
Advances from customers	786,078	637,914
Other payables	195,632	122,099
Other tax payables	281,220	177,619
Deferred revenue	37,956	43,365
Interest payable	50,210	1,469
Other Payables And Accruals Current	¥ 1,597,093	¥ 1,148,405